Equity Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Equity Investments [Line Items]
Equity method investment	¥ 11,528		¥ 9,239		$ 1,649
Investment loss	(4,560)	$ (652)	(440)
Impairment loss on equity investment
Equity Method Investments [Member]
Equity Investments [Line Items]
Equity method investment
Investment loss	¥ 4,600		¥ (400)